Consolidated Statement of Cash Flow - Movements in the borrowings, lease liabilities and payables to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	$ 529,693	$ 694,836	$ 806,933
Proceeds from borrowings	0	0	172,174
Debt issuance costs paid	0	0	(2,019)
Addition to lease liabilities	137	22,462	5,288
Accrual of borrowing's interests	30,839	36,360	44,323
Exchange difference	7,061	(6,426)	(946)
Liabilities associated with assets held for sale	(26)
Foreign currency translation	174	487	(726)
Unwinding of discount	3,168	2,838	1,453
Principal paid	0	(172,522)	(274,934)
Interest paid	(27,500)	(36,514)	(42,592)
Borrowings cancellation costs	0	5,141	6,308
Borrowings cancellation and other costs paid	0	(9,118)	(12,908)
Lease payments	(10,267)	(7,851)	(7,518)
Balances at end of period	533,279	529,693	694,836
Borrowing [Member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	497,642	674,092	784,586
Proceeds from borrowings			172,174
Debt issuance costs paid			(2,019)
Accrual of borrowing's interests	30,839	36,360	44,323
Exchange difference			(581)
Foreign currency translation		203	(265)
Principal paid		(172,522)	(274,934)
Interest paid	(27,500)	(36,514)	(42,592)
Borrowings cancellation costs		5,141	6,308
Borrowings cancellation and other costs paid		(9,118)	(12,908)
Balances at end of period	500,981	497,642	674,092
Lease liabilities [member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	32,051	20,744	22,347
Addition to lease liabilities	137	22,462	5,288
Exchange difference	7,061	(6,426)	(365)
Liabilities associated with assets held for sale	(26)
Foreign currency translation	174	284	(461)
Unwinding of discount	3,168	2,838	1,453
Lease payments	(10,267)	(7,851)	(7,518)
Balances at end of period	$ 32,298	$ 32,051	$ 20,744